FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

12.         FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its amounts due from/to related parties, equity investments without readily determinable fair values, short-term and long-term debt, and amount due from OPI (Note 14) at amortized cost. The carrying values of assets and liabilities disclosed at fair value are determined using the fair value hierarchy as described in Note 2 (g). Accordingly, Cash and cash equivalents and restricted cash approximated fair value and represented a level 1 measurement. The carrying value of the debt obligations approximate fair value considering the borrowing rates are at the same level of the current market yield for the comparable debts and represent a level 2 measurement. The carrying value of amount due from OPI approximates its fair value since the interest rates is considered to reflect market interest rate. The carrying value of current amounts due from /to other related parties’ approximate fair value due to their relatively short maturity.

Assets and liabilities measured at fair value on a recurring basis

The Company measures its financial assets and liabilities, including contingent consideration at fair value on a recurring basis as of December 31, 2020 and 2021. Contingent consideration as of December 31, 2020 and 2021 is classified within Level 3 of the fair value hierarchy because the fair value is determined by using a significant number of unobservable inputs which are further described below.

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2020 and 2021, respectively:

	As of December 31, 2020				As of December 31, 2021
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Contingent consideration-current	—	—	(407)	(407)	—	—	—	—
Contingent consideration-non-current			(1,652)	(1,652)	—	—	—	—
Total-Contingent consideration	$—	$—	$(2,059)	$(2,059)	$—	$—	$—	$—
Total	$—	$—	$(2,059)	$(2,059)	$—	$—	$—	$—

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2020 and 2021.

Settlement of contingent consideration

Pursuant to the equity purchase agreements entered between Kaixin and Kaixin’s original dealers and after-sale service center operators prior to Kaixin’s IPO in April 2019, Kaixin committed to make certain payments of its ordinary shares to such dealers and operators, subject to certain payment triggers including the operating performance of the dealerships and service centers and Kaixin stock price(Contingent Consideration). In connection with Kaixin’s IPO on April 30, 2019, the Company agreed to assume the Consideration from Kaixin.

The Contingent Consideration was recognized at fair value on the Company’s consolidated balance sheet, subject to periodic adjustment with the changes in fair value recognized as gain/loss in the statement of operations. The Company recorded a gain of $20,662, a loss of $1,027 and a gain of $1,115 from changes in fair value of the Contingent Consideration in the years ended December 31, 2019, 2020 and 2021, respectively.

12.         FAIR VALUE MEASUREMENTS-continued

Settlement of contingent consideration - continued

On November 30, 2021, the Company transferred 13.4 million of shares in Kaixin it held, for no consideration, to AUTOD2D, LTD, to fully settle the Contingent Consideration. With the transfer of the Kaixin shares, the Contingent Consideration with balance of $944 was fully settled and a $13,246 difference between the balance of the Contingent Consideration and carrying value of the 13.4 million shares in Kaixin was recorded as a loss from settlement of the Contingent Consideration was recognized in the year ended December 31,2021.

The following is a reconciliation of the beginning and ending balances for Contingent Consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the years ended December 31, 2020 and 2021:

Amounts
Balance at January 1, 2020	$1,032
Fair value change	1,027
Exchange difference	—
Balance at December 31, 2020	$2,059
Fair value change	(1,115)
Settle with shares of Kaixin held by the Company	(944)
Exchange difference	—
Balance at December 31, 2021	$—

Assets measured at fair value on a nonrecurring basis

The Company measures its property, equipment, and intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Company measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Goodwill is evaluated for impairment annually or more frequently if events or conditions indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. In 2019, the Company performed annual impairment tests for goodwill using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows and estimated risk-adjusted rates of return that would be utilized by market participants in valuing these assets or prices of similar assets.